Annual Fund Operating Expenses	Feb. 28, 2025
SRH REIT Covered Call ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.75%
SRH U.S. Quality GARP ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.35%
TrueShares Quarterly Bull Hedge ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.79%	[1]
TrueShares Quarterly Bear Hedge ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%	[2]
Distribution and Service (12b-1) Fees	0.00%	[2]
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.79%	[2]

[1]	The Fund’s adviser has agreed to pay substantially all expenses of the Fund out of its unitary management fee, including the cost of transfer agency, custody, fund administration, securities lending and other non-distribution related services necessary for the Fund to operate, except for: the fee paid to the Fund’s adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes and related services, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[2]	The Fund’s adviser has agreed to pay substantially all expenses of the Fund out of its unitary management fee, including the cost of transfer agency, custody, fund administration, securities lending and other non-distribution related services necessary for the Fund to operate, except for: the fee paid to the Fund’s adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes and related services, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.